Summary of Significant Accounting Policies - Recently Issued Accounting Pronouncements (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Operating lease right-of-use assets, net	$ 15,653	$ 17,332	$ 0
Present value of lease liabilities	$ 15,356	$ 18,322